Derivative financial instruments - EDF energy contracts -narrative (Details)	3 Months Ended
Dec. 31, 2025 USD ($) item
EDF Energy Contracts [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Number Of Electricity SUpply Agreements | item	2
Hedging instrument, liabilities	$ 38,341,000
EDF Energy Contracts [Member] | Minimum
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Percentage of Consumption Tolerance Band	80.00%
EDF Energy Contracts [Member] | Maximum
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Percentage of Consumption Tolerance Band	120.00%
EDF Energy Contracts [Member] | At fair value
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Valuation day-1 difference deferred.	$ 898,000
Hedging instrument, liabilities	$ 39,239,000
CPI COntract [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Percentage of Forecast Consumption Covered By Electricity Supply Agreement.	70.00%
Retail Contract [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Percentage of Forecast Consumption Covered By Electricity Supply Agreement.	100.00%